Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	LDR Real Estate Value-Opportunity Fund
Class Name	LDR Real Estate Value-Opportunity Fund, Institutional Class Shares
Trading Symbol	HLRRX
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the LDR Real Estate Value-Opportunity Fund, Institutional Class Shares for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at ldrfunds.com. You can also contact us at (800) 673-0550. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	ldrfunds.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares	$ 96.71¹	1.96%¹

¹ The advisor waived or reimbursed part of the Fund's total expenses. Had the advisor not waived or reimbursed expenses of the Fund, the Fund's costs would have been higher.

Expenses Paid, Amount	$ 96.71
Expense Ratio, Percent	1.96%
Net Assets	$ 11,790,000
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	7.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets (Millions)	$ 11.79
Number of Holdings	23
Portfolio Turnover Rate	7.03%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
The Real Estate Select Sector SPDR Fund	10.38%
Healthcare Realty Trust, Inc.	6.46%
Healthpeak Properties, Inc.	6.25%
Urban Edge Properties	5.96%
Kite Realty Group Trust	5.94%
Independence Realty Trust, Inc.	5.76%
UMH Properties, Inc.	5.45%
Brixmor Property Group, Inc.	5.05%
Howard Hughes Holdings, Inc.	4.99%
Veris Residential, Inc.	4.76%

Material Fund Change [Text Block]

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC. EXPENSE LIMITATION AGREEMENT DISCONTINUED Effective May 1, 2024, the adviser discontinued the Fund's expense limitation agreement, to which the adviser had agreed to waive its fees and reimburse expenses so that the Fund's total annual operating expenses did not exceed 1.00% of the Fund's daily net assets (with certain exceptions). Accordingly, the Fund's total operating expenses increased beginning May 1, 2024 without the effect of the expense limitation agreement in place.

LDR Real Estate Value-Opportunity Fund, Platform Class Shares
Shareholder Report [Line Items]
Fund Name	LDR Real Estate Value-Opportunity Fund
Class Name	LDR Real Estate Value-Opportunity Fund, Platform Class Shares
Trading Symbol	HLPPX
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the LDR Real Estate Value-Opportunity Fund, Platform Class Shares for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at ldrfunds.com. You can also contact us at (800) 673-0550. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	ldrfunds.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LDR Real Estate Value-Opportunity Fund, Platform Class Shares	$ 114.41¹	2.32%¹

¹ The advisor waived or reimbursed part of the Fund's total expenses. Had the advisor not waived or reimbursed expenses of the Fund, the Fund's costs would have been higher.

Expenses Paid, Amount	$ 114.41
Expense Ratio, Percent	2.32%
Net Assets	$ 5,690,000
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	7.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets (Millions)	$ 5.69
Number of Holdings	23
Portfolio Turnover Rate	7.03%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC. EXPENSE LIMITATION AGREEMENT DISCONTINUED Effective May 1, 2024, the adviser discontinued the Fund's expense limitation agreement, to which the adviser had agreed to waive its fees and reimburse expenses so that the Fund's total annual operating expenses did not exceed 1.00% of the Fund's daily net assets (with certain exceptions). Accordingly, the Fund's total operating expenses increased beginning May 1, 2024 without the effect of the expense limitation agreement in place.